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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/11

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Northaven Management, Inc.

Address:    375 Park Ave., Suite 2709
            New York, NY 10152

Form 13F File Number: 28-
                          ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adena Plesmid
Title: Controller
Phone: 212 798-0305

Signature, Place, and Date of Signing:

A Plesmid             New York, NY              7/19/11
-------------   ------------------------    ---------------
[Signature]            [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number  Name

          28-
                 -------------      ----------------------
          [Repeat as necessary.]

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total: 18,017
                                        -----------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.  Form 13F File Number   Name

                     28-
                         ---------   ------------  ----------

          [Repeat as necessary.]

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
                           FORM 13F INFORMATION TABLE

                                                                                                               COLUMN 8
        COLUMN 1         COLUMN 2                                   COLUMN 5    COLUMN 6     COLUMN 7      VOTING AUTHORITY
         NAME OF         TITLE OF    COLUMN 3   COLUMN 4 SHRS OR    SH/  PUT/  INVESTMENT     OTHER   --------------------------
         ISSUER           CLASS       CUSIP      VALUE   PRN AMT    PRN  CALL  DISCRETION   MANAGERS   SOLE    SHARED     NONE
----------------------- ---------  -----------  -------  ---------  ---  ----  -----------  --------- -------  -------  --------
ANCHOR BANCORP            COM        032838104   933000  100000 SH             SOLE                    100000
COMMUNITY BANKERS TRUST
 CORP                     COM        203612106   429739  318325 SH             SOLE                    318325
CITIZENS SOUTH BANKING    COM        176682102   747000  180000 SH             SOLE                    180000
CONNECTICUT BANK &
 TRUST COMPANY            COM        207546102  2304696  352400 SH             SOLE                    352400
EASTERN INSURANCE
 HOLDINGS INC             COM        276534104  8702792  658305 SH             SOLE                    658305
EASTERN VIRGINIA
 BANKSHARES INC           COM        277196101   342702  102299 SH             SOLE                    102299
HAMPSHIRE FIRST BANK      OTC EQ     408853109  2510450  271400 SH             SOLE                    271400
NEW ENGLAND
 BANCSHARES INC           COM NEW    643863202  1774130  182900 SH             SOLE                    182900
STATE BANCORP INC         COM        855716106   272056   20394 SH             SOLE                     20394